19. LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2018
Loans And Financing Tables Abstract
Schedule of loans and financing
	Charges (p.a.)	Weighted average interest rate (p.a.)	WAMT (1)	Current	Non-current	12.31.18	Captured	Transfer - held for sale (2)	Amortization	Interest paid	Interest accrued	Exchange rate variation	Current	Non-current	12.31.17
Local currency

Working capital	'Fixed rate / 118% of CDI (7.79% on 12.31.17)	7.78% (7.79% on 12.31.17)	1.7	1,695.4	4,167.6	5,863.0	4,431.1	-	(1,235.9)	(149.7)	262.1	-	1,631.5	923.9	2,555.4

Certificate of agribusiness receivables	96.40% of CDI / IPCA + 5,90% (96.51% of CDI / IPCA + 5,90% on 12.31.17)	6.08% (7.41% on 12.31.17)	1.6	1,114.9	1,482.6	2,597.5	-	-	(997.0)	(223.1)	246.0	-	1,097.9	2,473.8	3,571.7

Development bank credit lines	Fixed rate / Selic / TJLP + 1.25% (Fixed rate / Selic / TJLP + 1.48% on 12.31.17)	6.16% (6.78% on 12.31.17)	1.1	220.4	44.1	264.5	-	-	(315.1)	(20.3)	29.9	-	313.3	256.8	570.1

Bonds	(7.75% on 12.31.17)	(7.75% on 12.31.17)	-	-	-	-	-	-	(500.0)	(19.4)	15.6	-	503.8	-	503.8

Export credit facility	109.45% of CDI (100.35% on 12.31.17)	9.02% (6.91% on 12.31.17)	3.2	39.3	1,586.0	1,625.3	1,621.1	-	(1,850.0)	(188.7)	153.7	-	39.2	1,850.0	1,889.2

Special program asset restructuring	Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.17)	12.45% (4.36% on 12.31.17)	1.4	3.8	269.7	273.5	-	-	-	(8.1)	32.2	-	3.5	245.8	249.3

Fiscal incentives	2.40% (2.40% on 12.31.17)	2.40% (2.40% on 12.31.17)	0.5	3.3	-	3.3	57.2	-	(57.5)	(0.4)	0.5	-	3.6	-	3.6

				3,077.1	7,550.0	10,627.1	6,109.4	-	(4,955.5)	(609.7)	740.0	-	3,592.8	5,750.3	9,343.1

Foreign currency

Bonds	4.07% (4.08% on 12.31.17) + e.r. US$ and EUR	4.07% (4.08% on 12.31.17) + e.r. US$ and EUR	4.8	99.5	9,646.9	9,746.4	-	(87.1)	(14.8)	(466.6)	506.5	1,278.5	105.1	8,424.8	8,529.9

Export credit facility	LIBOR + 0.25% (LIBOR + 1.85% on 12.31.17) + e.r. US$	2.47% (3.35% on 12.31.17) + e.r. US$	0.8	998.7	384.5	1,383.2	8.4	-	(1,067.4)	(75.9)	67.6	299.7	953.5	1,197.2	2,150.7

Advances for foreign exchange rate contracts	4.67% + e.r. US$	4.67% + e.r. US$	0.8	214.2	-	214.2	208.5	-	-	-	1.1	4.6	-	-	-

Development bank credit lines	(UMBNDES + 1.73% on 12.31.17) + e.r. US$ and other currencies	(6.22% on 12.31.17) + e.r. US$ and other currencies	-	-	-	-	-	-	(3.9)	(0.2)	0.5	-	2.6	1.0	3.6

Working capital	46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$	46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$	-	-	-	-	813.3	(68.7)	(898.3)	(3.6)	46.0	(56.6)	128.2	39.7	167.9

Working capital	21.91% (15.95% on 12.31.17) + e.r TRY	21.91% (15.95% on 12.31.17) + e.r TRY	0.7	157.9	36.7	194.6	193.1	-	(216.6)	(21.1)	35.9	(46.1)	249.2	-	249.2

				1,470.3	10,068.1	11,538.4	1,223.3	(155.8)	(2,201.0)	(567.4)	657.6	1,480.1	1,438.6	9,662.7	11,101.3
				4,547.4	17,618.1	22,165.5	7,332.7	(155.8)	(7,156.5)	(1,177.1)	1,397.6	1,480.1	5,031.4	15,413.0	20,444.4

(1)	Weighted average maturity in years.

(2)	Amounts transferred to discontinued operations (note 12).

Schedule of loans and financing
	Encargos (a.a.)	Taxa média ponderada de juros (a.a.)	PMPV	Circulante	Não Circulante	Saldo 31.12.17	Tomado	Combinação de negócios	Amortização	Juros pagos	Juros apropriados	Variação cambial	Atualização Monetária	Circulante	Não Circulante	Saldo 31.12.16
Moeda nacional

Capital de giro	7,79% (8,90% em 31.12.16)	7,79% (8,90% em 31.12.16)	0.8	1,631.5	923.9	2,555.4	3,579.4	-	(2,401.0)	(162.2)	213.0	-	-	1,326.1	-	1,326.1

Certificado de recebíveis do agronegócio	96,51% do CDI / IPCA + 5,90% (96,50% do CDI / IPCA + 5,90% em 31.12.16)	7,41% (13,43% em 31.12.16)	2.4	1,097.9	2,473.8	3,571.7	780.0	-	(779.2)	(393.8)	334.6	-	-	168.1	3,462.0	3,630.1

Linhas de crédito de bancos de desenvolvimento	Taxa fixa/Selic/ TJLP + 1,48% (Taxa fixa/Selic/ TJLP + 0,75% em 31.12.16)	6,78% (7,93% em 31.12.16)	1.7	313.3	256.8	570.1	62.4	-	(403.8)	(37.3)	47.4	0.2	20.1	381.3	499.7	881.0

Bonds	7,75% (7,75% em 31.12.16)	7,75% (7,75% em 31.12.16)	0.4	503.8	-	503.8	-	-	-	(38.8)	46.4	-	(6.8)	4.1	498.8	502.9

Linhas de crédito de exportação	100,35% do CDI (13,68% em 31.12.16)	6,91% (13,68% em 31.12.16)	1.2	39.2	1,850.0	1,889.2	-	-	-	(214.3)	181.2	-	-	72.3	1,850.0	1,922.3

Programa especial de saneamento de ativos	Taxa fixa / IGPM + 4,90% (Taxa fixa / IGPM + 4,90% em 31.12.16)	4,36% (12,09% em 31.12.16)	2.2	3.5	245.8	249.3	-	-	-	(8.1)	9.7	(1.7)	(2.2)	3.5	248.0	251.5

Outras dívidas garantidas	(8,50% em 31.12.16)	(8,50% em 31.12.16)	-	-	-	-	-	-	(129.9)	(8.9)	9.2	-	-	32.3	97.3	129.6

Incentivos fiscais	2,40% (2,40% em 31.12.16)	2,40% (2,40% em 31.12.16)	0.5	3.6	-	3.6	34.4	-	(30.9)	(0.2)	0.2	-	-	0.1	-	0.1

				3,592.8	5,750.3	9,343.1	4,456.2	-	(3,744.8)	(863.6)	841.7	(1.5)	11.1	1,987.8	6,655.8	8,643.6

Moeda estrangeira

Bonds	4,08% (4,71% em 31.12.16) + v.c. US$, EUR e ARS	4,08% (4,71% em 31.12.16) + v.c. US$, EUR e ARS	6.0	105.1	8,424.8	8,529.9	77.1	-	(396.0)	(382.0)	410.4	326.7	-	489.2	8,004.4	8,493.6

Linhas de crédito de exportação	LIBOR + 1,85% (LIBOR + 2,71% em 31.12.16) + v.c. US$	3,35% (3,85% em 31.12.16) + v.c. US$	2.2	953.5	1,197.2	2,150.7	3,576.0	-	(2,981.2)	(98.5)	105.5	238.3	-	312.2	998.4	1,310.6

Adiantamentos de contratos de câmbio	(2,39% em 31.12.16) + v.c. US$	(2,39% em 31.12.16) + v.c. US$	-	-	-	-	4.1	-	(203.4)	(4.7)	0.3	(9.1)	-	212.8	-	212.8

Linhas de crédito de bancos de desenvolvimento	UMBNDES + 1,73% (UMBNDES + 2,10% em 31.12.16) + v.c. US$ e outras moedas	6,22% (6,24% em 31.12.16) + v.c. US$ e outras moedas	1.0	2.6	1.0	3.6	-	-	(5.9)	(0.4)	1.2	(0.3)	-	5.9	3.0	8.9

Capital de giro	23,10% (14,28% em 31.12.16) + v.c. ARS /+ v.c. US$	23,10% (14,28% em 31.12.16) + v.c. ARS /+ v.c.US$	1.5	128.2	39.7	167.9	1,584.8	-	(1,629.4)	(19.8)	59.2	(119.7)	-	236.9	55.8	292.7

Capital de giro	15,95% + v.c TRY	15,95% + v.c TRY	0.1	249.2	-	249.2	-	389.2	(40.6)	-	5.1	(104.3)	-	-	-	-

				1,438.6	9,662.7	11,101.3	5,242.0	389.2	(5,256.5)	(505.4)	581.7	331.6	-	1,257.0	9,061.6	10,318.6
				5,031.4	15,413.0	20,444.4	9,698.2	389.2	(9,001.3)	(1,369.0)	1,423.4	330.1	11.1	3,244.8	15,717.4	18,962.2

Schedule of maturity
12.31.18
2019	4,555.9
2020	3,395.4
2021	2,936.0
2022	3,072.7
2023	3,399.9
2024 onwards	4,805.6
22,165.5

Schedule of guarantees
	12.31.18	12.31.17
Total of loans and financing	22,165.5	20,444.4
Mortgage guarantees	267.8	577.2
Related to FINEM-BNDES	217.6	462.8
Related to tax incentives and other	50.2	114.4

Schedule of commitments for purchases of goods and services
12.31.18
2019	4,338.1
2020	527.8
2021	257.5
2022	158.9
2023	111.6
2024 onwards	315.0
5,708.9